UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA Florida Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


CMA Florida Municipal Money Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Florida - 82.5%         $  13,100    Alachua County, Florida, Health Facilities Authority, Continuing Care Revenue
                                     Bonds (Oak Hammock at the University of Florida, Inc. Project), VRDN, Series A,
                                     3.31% due 10/01/2032 (i)                                                         $    13,100

                            6,400    Alachua County, Florida, Health Facilities Authority, Health Facilities
                                     Revenue Bonds (Shands Teaching Hospital and Clinics, Inc. Project), VRDN,
                                     Series A, 3.30% due 12/01/2012 (i)                                                     6,400

                            1,400    Alachua County, Florida, Health Facilities Authority, Health Facilities
                                     Revenue Bonds (Shands Teaching Hospital and Clinics, Inc. Project), VRDN,
                                     Series A, 3.30% due 12/01/2032 (i)                                                     1,400

                              635    Brevard County, Florida, Health Facilities Authority, Healthcare Facilities
                                     Revenue Refunding Bonds (Health First Inc. Project), VRDN, 3.55% due 8/01/2014 (i)       635

                            2,400    Broward County, Florida, HFA, M/F Revenue Bonds (Sawgrass Pines Apartments
                                     Project), VRDN, AMT, Series A, 3.57% due 11/01/2023 (i)                                2,400

                            5,615    Broward County, Florida, Health Facilities Authority, Revenue Refunding Bonds
                                     (John Knox Village of Florida Project), VRDN, 3.30% due 9/01/2032 (h)(i)               5,615

                            4,100    Broward County, Florida, School Board, COP, VRDN, 3.55% due 7/01/2021 (f)(i)           4,100

                              360    Capital Projects Finance Authority, Florida, Continuing Care Retirement Revenue
                                     Bonds (Glenridge on Palmer Ranch), VRDN, Series C, 3.57% due 6/01/2012 (i)               360

                            7,650    Capital Projects Finance Authority, Florida, Revenue Bonds (Capital Projects Loan
                                     Program), VRDN, Series A, 4.25% due 8/01/2017 (f)(i)                                   7,650

                            1,000    Collier County, Florida, Health Facilities Authority, Health Facilities Revenue
                                     Bonds (The Moorings, Inc. Project), VRDN, 3.40% due 6/01/2035 (i)                      1,000

                            5,050    Collier County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                     Bonds (Cleveland Clinic Health Systems), VRDN, Series C-1, 3.51% due 1/01/2035 (i)     5,050

                           17,145    Dade County, Florida, IDA, Exempt Facilities Revenue Refunding Bonds (Florida
                                     Power and Light Co.), VRDN, 3.20% due 6/01/2021 (i)                                   17,145


Portfolio Abbreviations


To simplify the listings of CMA Florida Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
CP        Commercial Paper
DATES     Daily Adjustable Tax-Exempt Securities
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
MERLOTS   Municipal Exempt Receipt Liquidity Optional Tenders
M/F       Multi-Family
MSTR      Municipal Securities Trust Receipts
PCR       Pollution Control Revenue Bonds
ROCS      Reset Option Certificates
TAN       Tax Anticipation Notes
TOCS      Tender Option Certificates
TRAN      Tax Revenue Anticipation Notes
VRDN      Variable Rate Demand Notes



CMA Florida Municipal Money Fund


Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
Florida                 $   1,300    Dade County, Florida, Special Revenue Bonds (Dade County Youth Fair and
(concluded)                          Exposition Project), VRDN, 3.55% due 8/01/2015 (i)                               $     1,300

                            7,745    Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 3.03%
                                     due 10/05/2022 (c)(i)                                                                  7,745

                            8,000    Eagle Tax-Exempt Trust, Florida State Board of Education, GO, VRDN, Series
                                     2005-3013, Class A, 3.42% due 6/01/2033 (i)                                            8,000

                            7,085    Flagler County, Florida, School Board, COP, MERLOTS, VRDN, Series D-01, 3.54%
                                     due 8/01/2023 (f)(i)                                                                   7,085

                              350    Florida Gulf Coast University Financing Corporation, Capital Improvement
                                     Revenue Bonds, VRDN, 3.55% due 12/01/2033 (i)                                            350

                            1,000    Florida HFA, M/F Housing Revenue Bonds (Caribbean Key Apartments), VRDN, AMT,
                                     Series F, 3.55% due 6/01/2026 (e)(i)                                                   1,000

                            4,400    Florida HFA, M/F Housing Revenue Bonds (Huntington Place Apartments), VRDN,
                                     3.52% due 12/01/2013 (d)(i)                                                            4,400

                            7,400    Florida Housing Finance Corporation, M/F Housing Revenue Bonds (Pinnacle Pointe
                                     Apartments), VRDN, AMT, 3.44% due 8/01/2035 (i)                                        7,400

                            2,800    Florida Housing Finance Corporation, M/F Housing Revenue Bonds (Stuart Pointe
                                     Apartments), VRDN, AMT, Series B-1, 3.44% due 4/01/2034 (i)                            2,800

                            1,825    Florida Housing Finance Corporation, M/F Housing Revenue Bonds (Stuart Pointe
                                     Apartments), VRDN, AMT, Series B-3, 3.41% due 4/01/2034 (i)                            1,825

                            6,500    Florida Housing Finance Corporation, M/F Housing Revenue Bonds (Tuscany Lakes
                                     Apartments), VRDN, AMT, Series 1, 3.59% due 11/15/2035 (e)(i)                          6,500

                            1,000    Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds
                                     (Charleston Apartments), VRDN, Series I-A, 3.54% due 7/01/2031 (i)                     1,000

                            5,780    Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds
                                     (Island Club Apartments), VRDN, Series A, 3.54% due 7/01/2031 (i)                      5,780

                            9,000    Florida Local Government Finance Commission, CP, 3.13% due 2/06/2006                   9,000

                           29,000    Florida State Board of Education, GO, MSTR, VRDN, Series SGA-102, 3.20% due
                                     6/01/2029 (i)                                                                         29,000

                            9,455    Florida State Board of Education, GO, MSTR, VRDN, Series SGA-139, 3.35% due
                                     6/01/2032 (g)(i)                                                                       9,455

                           11,678    Florida State Department of Environmental Protection, Preservation Revenue Bonds,
                                     FLOATS, VRDN, Series 722, 3.55% due 7/01/2022 (c)(i)                                  11,678

                            3,200    Florida State Department of Environmental Protection, Preservation Revenue
                                     Refunding Bonds, Series A, 5% due 7/01/2006 (f)(i)                                     3,228

                            1,300    Florida State Department of Environmental Protection, Preservation Revenue
                                     Refunding Bonds, Series B, 5% due 7/01/2006 (g)(i)                                     1,312

                            1,500    Florida State Department of Management Services, Revenue Refunding Bonds
                                     (Division of Facilities Management), ROCS, VRDN, Series II-R-4079, 3.55% due
                                     9/01/2020 (a)(i)                                                                       1,500

                            3,560    Florida State Turnpike Authority, Revenue Refunding Bonds (Department of
                                     Transportation), Series B, 5% due 7/01/2006 (a)(i)                                     3,591

                            1,000    Florida State University Financial Assistance Inc., Florida Educational and
                                     Athletic Facilities Improvement Revenue Bonds, MSTR, VRDN, Series SGB-44-A,
                                     3.55% due 10/01/2031 (a)(i)                                                            1,000

                           14,400    Gainesville, Florida, Utilities System Revenue Refunding Bonds, VRDN, Series C,
                                     3% due 10/01/2026 (i)                                                                 14,400

                           15,000    Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding
                                     Bonds, VRDN, Series E, 2.92% due 10/01/2021 (f)(i)                                    15,000

                            5,100    Gulf Breeze, Florida, Local Government Loan Program Revenue Bonds, VRDN, Series C,
                                     3.52%  due 12/01/2015 (c)(i)                                                           5,100

                              900    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Adventist Health System), VRDN, Series A, 3.53% due 12/01/2026 (c)(i)                   900

                              600    Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds (Delta
                                     Airlines Inc.), VRDN, 3.57% due 12/01/2030 (i)                                           600

                            4,000    Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Claymore Crossings
                                     Apartments), VRDN, AMT, 3.56% due 12/15/2038 (i)                                       4,000

                            4,000    Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Lake Kathy
                                     Apartments), VRDN, AMT, 3.45% due 12/15/2039 (i)                                       4,000

                            1,985    Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Refunding
                                     Bonds, VRDN, Series B, 3.38% due 10/01/2036 (i)(l)                                     1,985

                           10,535    Jacksonville, Florida, CP, 3.12% due 2/16/2006                                        10,535

                              400    Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                     Revenue Refunding Bonds (Methodist Medical Center), VRDN, 3.55% due 10/01/2015 (i)       400

                            1,900    Jacksonville, Florida, Economic Development Commission, Revenue Refunding Bonds
                                     (YMCA of Florida's First Coast), VRDN, 3.55% due 12/01/2024 (i)                        1,900

                              750    Jacksonville, Florida, Electric Authority Revenue Bonds (Electric System), VRDN,
                                     Series B, 3.53% due 10/01/2030 (i)                                                       750

                            8,500    Jacksonville, Florida, Electric Authority, CP, 3.12% due 2/13/2006                     8,500

                           10,600    Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                     (Southern Baptist Hospital), VRDN, Series A, 3.30% due 8/15/2033 (i)                  10,600

                              850    Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds, VRDN,
                                     Series C, 3.50% due 8/15/2033 (i)                                                        850

                              650    Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                     Bonds (Genesis Rehabilitation Hospital), VRDN, 3.40% due 5/01/2021 (i)                   650

                            9,975    Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, VRDN, Series B26, 3.40%
                                     due 10/01/2027 (g)(i)                                                                  9,975

                              500    Lakeland, Florida, Educational Facilities Revenue Bonds (Florida Southern College
                                     Projects), VRDN, 3.54% due 9/01/2029 (i)                                                 500

                              500    Lakeland, Florida, Energy System Revenue Bonds, VRDN, Series A, 3.42% due
                                     10/01/2035 (i)                                                                           500

                            5,000    Lakeland, Florida, Energy System Revenue Refunding Bonds, VRDN, 3.42% due
                                     10/01/2037 (i)                                                                         5,000

                            3,300    Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds
                                     (Memorial Health System), VRDN, Series B, 3.40% due 4/01/2027 (i)                      3,300

                           16,500    Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds
                                     (Memorial Health System), VRDN, Series C, 3.50% due 4/01/2018 (i)                     16,500

                            3,300    Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Hope
                                     Hospice Project), VRDN, 3.75% due 10/01/2023 (i)                                       3,300

                            1,000    Manatee County, Florida, PCR, Refunding (Florida Power and Light Company Project),
                                     VRDN, 3.53% due 9/01/2024 (i)                                                          1,000

                            1,675    Manatee County, Florida, School District, Sales Tax Revenue Bonds, 4% due
                                     10/01/2006 (a)(i)                                                                      1,685

                            3,241    Marion County, Florida, IDA, M/F Housing Revenue Refunding Bonds (Chambrel
                                     Project), VRDN, 3.54% due 11/15/2032 (e)(i)                                            3,241

                            6,400    Marion County, Florida, School Board, COP, MERLOTS, VRDN, Series D7, 3.54%
                                     due 6/01/2025 (a)(i)                                                                   6,400

                            8,000    Martin County, Florida, PCR, Refunding (Florida Power and Light Company Project),
                                     VRDN, 3.53% due 7/15/2022 (i)                                                          8,000

                            8,040    Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue Refunding Bonds
                                     (Florida Power and Light Company Project), VRDN, AMT, 3.55% due 2/01/2023 (i)          8,040

                            1,900    Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN, Series
                                     Z-12, 3.59% due 5/15/2015 (g)(i)                                                       1,900

                            1,000    Miami-Dade County, Florida, Water and Sewer Revenue Refunding Bonds, VRDN, 3.51%
                                     due 10/01/2025 (f)(i)                                                                  1,000

                           11,500    Municipal Securities Trust Certificates, Florida, GO, VRDN, Series 2001-131,
                                     Class A, 3.20% due 8/04/2016 (i)(j)                                                   11,500

                           22,000    Municipal Securities Trust Certificates, Florida, Revenue Bonds, VRDN, Series
                                     2001-115, Class A, 3.20% due 1/15/2015 (a)(i)                                         22,000

                           15,000    North Broward, Florida, Hospital District Revenue Refunding Bonds, VRDN, Series B,
                                     3.39% due 1/15/2031 (b)(i)                                                            15,000

                              900    Orange County, Florida, Educational Facilities Authority, Educational Facilities
                                     Revenue Refunding Bonds (Rollins College Project), VRDN, 3.55% due 5/01/2031 (i)         900

                              900    Orange County, Florida, HFA, M/F Housing Revenue Refunding Bonds (Post Fountains
                                     Project), VRDN, 3.58% due 6/01/2025 (e)(i)                                               900

                            5,000    Orange County, Florida, IDA, IDR (Central Florida YMCA Project), VRDN, 3.55% due
                                     12/01/2032 (i)                                                                         5,000

                            4,300    Orange County, Florida, School District,TAN, 4.50% due 9/15/2006                       4,340

                            3,400    Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds,
                                     VRDN, Sub-Series A-2, 3.38% due 7/01/2040 (a)(i)                                       3,400

                           18,155    Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds,
                                     VRDN, Sub-Series C, 3.50% due 7/01/2040 (a)(i)                                        18,155

                            1,000    Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Refunding
                                     Bonds, VRDN, Series C-1, 3.33% due 7/01/2025 (f)(i)                                    1,000

                            3,455    Palm Beach County, Florida, Health Facilities Authority, Health Facilities Revenue
                                     Bonds (Bethesda Healthcare System Project), VRDN, 3.55% due 12/01/2031 (i)             3,455

                              385    Palm Beach County, Florida, Revenue Bonds (Norton Gallery Inc. Project), VRDN,
                                     3.43% due 5/01/2025 (i)                                                                  385

                           14,395    Palm Beach County, Florida, Special Purpose Facilities Revenue Bonds (Flight
                                     Safety Project), VRDN, AMT, 3.31% due 6/01/2020 (i)                                   14,395

                           11,000    Peace River/Manasota Regional Water Supply Authority, Florida, Revenue Refunding
                                     Bonds, VRDN, Series 1244, 3.55% due 10/01/2035 (f)(i)                                 11,000

                            4,080    Pinellas County, Florida, Health Facilities Authority, Hospital Facilities Revenue
                                     Refunding Bonds (Bayfront Projects), VRDN, 3.42% due 7/01/2034 (i)                     4,080

                            7,850    Pinellas County, Florida, Health Facilities Authority, Revenue Refunding Bonds
                                     (Pooled Hospital Loan Program), DATES, VRDN, 3.22% due 12/01/2015 (a)(i)               7,850

                           10,000    Pinellas County, Florida, School District, GO, TAN, 4% due 6/30/2006                  10,038

                            3,250    Sarasota County, Florida, Public Hospital Board, CP, 3.11% due 2/09/2006               3,250

                           21,965    Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds (Sarasota
                                     Memorial Hospital), VRDN, Series A, 3.18% due 7/01/2037 (a)(i)                        21,965

                            1,400    Seminole County, Florida, School District, TAN, 4.25% due 9/13/2006                    1,409

                            9,000    Sunshine State Governmental Finance Commission, Florida, CP, 3.18% due 2/10/2006       9,000

                           33,545    Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, VRDN,
                                     3.299% due 7/01/2016 (a)(i)                                                           33,545

                            3,275    Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, VRDN,
                                     3.55% due 7/01/2016 (a)(i)                                                             3,275

                            3,900    Tampa, Florida, Revenue Bonds (Volunteers of America Project), VRDN, 3.56% due
                                     2/01/2025 (i)                                                                          3,900

                           19,400    Tampa, Florida, Sports Authority Revenue Bonds, MSTR, VRDN, Series SGA-61, 3.20%
                                     due 1/01/2027 (g)(i)                                                                  19,400

                           10,405    University Athletic Association, Inc., Florida, Athletic Program Revenue Refunding
                                     Bonds (University of Florida Project), VRDN, 3.50% due 10/01/2031 (i)                 10,405

                            1,000    Volusia County, Florida, HFA, M/F Housing Revenue Refunding Bonds (Fishermans
                                     Landing Apartments), VRDN, 3.51% due 1/15/2032 (e)(i)                                  1,000

                            1,400    Volusia County, Florida, School District, GO, Refunding, 5% due 8/01/2006 (c)(i)       1,414


Puerto Rico - 18.5%         6,250    Eagle Tax-Exempt Trust, Puerto Rico Commonwealth, GO, VRDN, Series 2004-1017,
                                     Class A, 3.54% due 7/01/2015 (g)(i)                                                    6,250

                           11,000    Eagle Tax-Exempt Trust, Puerto Rico Commonwealth, Highway and Transportation
                                     Authority, Transportation Revenue Refunding Bonds, VRDN, Series 2005-3018,
                                     Class A, 3.10% due 7/01/2035 (g)(i)                                                   11,000

                            4,795    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                                     Class A, 3.53% due 1/25/2016 (g)(i)                                                    4,795

                            6,150    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN, Series
                                     2000-107, Class A, 3.53% due 5/19/2009 (f)(i)                                          6,150

                           16,585    Puerto Rico Commonwealth, GO, FLOATS, VRDN, Series 934, 3.53% due 7/01/2021 (c)(i)    16,585

                            3,110    Puerto Rico Commonwealth, GO, FLOATS, VRDN, Series 975, 3.53% due 7/01/2018 (f)(i)     3,110

                            6,875    Puerto Rico Commonwealth, GO, Refunding, FLOATS, VRDN, Series 813-D, 3.53% due
                                     7/01/2020 (g)(i)                                                                       6,875

                           21,460    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, MERLOTS, VRDN, Series A20, 3.37% due 7/01/2030 (c)(i)        21,460

                           17,475    Puerto Rico Commonwealth, TRAN, Refunding, 4.50% due 7/28/2006                        17,601

                            4,110    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                     SGA-43, 3.53% due 7/01/2022 (g)(i)                                                     4,110

                            3,035    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                     SGA-44, 3.53% due 7/01/2023 (g)(i)                                                     3,035

                              991    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                         991

                            1,500    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                       1,500

                            7,896    Puerto Rico Government Development Bank, CP, 3.55% due 1/05/2006                       7,896

                            5,500    Puerto Rico Government Development Bank, CP, 3.60% due 1/05/2006                       5,500

                            4,775    Puerto Rico Municipal Finance Agency Revenue Bonds, FLOATS, VRDN, Series 805,
                                     3.53% due 8/01/2027 (f)(i)                                                             4,775

                            6,640    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                     Series 747D, 3.53% due 7/01/2017 (b)(i)(k)                                             6,641

                            1,000    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 911,
                                     3.53% due 8/01/2026 (b)(i)(k)                                                          1,000

                                     Total Investments (Cost - $711,548*) - 101.0%                                        711,548
                                     Liabilities in Excess of Other Assets - (1.0%)                                       (7,050)
                                                                                                                     ------------
                                     Net Assets - 100.0%                                                             $    704,498
                                                                                                                     ============


(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FHLMC Collateralized.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Radian Insured.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Tradable Custodial Receipts (TRACERS).

(l) XL Capital Insured.

*   Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Florida Municipal Money Fund of CMA Multi-State Municipal
       Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Florida Municipal Money Fund of CMA Multi-State Municipal
       Series Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Florida Municipal Money Fund of CMA Multi-State Municipal
       Series Trust


Date:  February 21, 2006